Shareholders' Equity And Net Income Per Share Dividends (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended			3 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2015
Dividends Payable [Line Items]
Cash dividends declared per share (USD per share)	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.17	$ 0.17		$ 0.17	$ 1	$ 0.68	$ 0
Payments of Cash Dividends	$ 73	$ 75	$ 76	$ 77	$ 52	$ 53	$ 53	$ 53	$ 301	$ 211
Subsequent Event
Dividends Payable [Line Items]
Cash dividends declared per share (USD per share)												$ 0.25